STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of shares outstanding	1,852,775	852,775	[1]
Weighted average remaining years	1 year 9 months 3 days	8 months 5 days
Weighted average exercise price	$ 2.35	$ 5.10	[1]
Number of shares exercisable	1,852,775	852,775	[1]
Exercisable weighted average exercise price	$ 2.35	$ 5.10	[1]
Weighted Average Remaining Contractual life in years	1 year 9 months 3 days	8 months 5 days
Exercise Price Dollar 6.25 [Member]
Number of shares outstanding	621,920	621,920	[1]
Weighted average remaining years	6 months	9 months
Number of shares exercisable	621,920	621,920	[1]
Exercise Price Dollar 2.00 [Member]
Number of shares outstanding	230,855	230,855	[1]
Weighted average remaining years	2 months 30 days	6 months
Number of shares exercisable	230,855	230,855	[1]
Exercise Price Dollar 0.05 [Member]
Number of shares outstanding	1,000,000
Weighted average remaining years	2 years 10 months 21 days
Number of shares exercisable	1,000,000

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.